Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies.
Summary of fair value of the identifiable assets and liabilities as of the date of acquisition

€
Assets
Right-of-use assets	149,359
Trade and other receivables	19,134
Cash and cash and equivalents	151,718
Liabilities
Lease liability	(151,139)
Trade and other payables	(220,997)
Net liabilities acquired at fair value	(51,925)
Non-Controlling Interest	520
Goodwill arising on acquisition	53,385
Purchase consideration	1,980

Schedule of estimated useful life of property, plant and equipment

Estimated useful life
Furniture, fixtures	10 years
Office equipment	4 years